Cover	Nov. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2021
Current Fiscal Year End Date	--03-31
Entity File Number	000-49671
Entity Registrant Name	MODULAR MEDICAL, INC.
Entity Central Index Key	0001074871
Entity Tax Identification Number	87-0620495
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16772 W. Bernardo Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(858)
Local Phone Number	800-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false